Right-of-Use asset - Summary of Lease Expenses (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Rent expense recognized under facility expenses pertaining to: Leases of low-value assets	₨ 309	₨ 232	₨ 245
Rent expense recognized under facility expenses pertaining to: Short-term leases	3,304	3,842	3,257
Rent expense recognized under facility expenses	₨ 3,613	₨ 4,074	₨ 3,502